Share capital and warrants - 2021 Non-brokered private placement (Details) $ / shares in Units, $ in Thousands	2 Months Ended		12 Months Ended
	Feb. 28, 2021 CAD ($) $ / shares shares	Feb. 28, 2021 $ / shares $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Share capital and warrants
Warrants exercise price | $ / shares			$ 17.29	$ 30.00	$ 30.00
Share-issue costs | $			$ 6,298
2021 Non-Brokered private placement | Non-Brokered Subscription Receipts
Share capital and warrants
Number of units issued	3,620,732	3,620,732
Price per unit | (per share)	$ 7.50	$ 5.75
Proceeds from issuance of units | $	$ 79,800
Number of common stock included in each unit	1	1
Number of warrants included in each unit	0.50	0.50
Number of warrants to purchase common stock	1	1
Warrants exercise price | $ / shares	$ 30.00	$ 30.00
Share-issue costs | $	$ 1,100
2021 Non-Brokered private placement | Non-Brokered Subscription Receipts | Pre-share consolidation
Share capital and warrants
Warrants exercise price | $ / shares	$ 10.00	$ 10.00